UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09357

JNLNY Variable Fund I LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2007 – September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNLNY Variable Fund I LLC (Unaudited)
Schedules of Investments (in thousands)
September 30, 2007

JNL/Mellon Capital Management DowSM Dividend Fund (NY)
COMMON STOCKS - 102.2%
FINANCIALS - 44.6%	Shares	Value
Astoria Financial Corp.	32	$854
Colonial BancGroup Inc.	38	814
Comerica Inc.	16	845
JPMorgan Chase & Co.	20	929
KeyCorp	26	833
Lincoln National Corp.	15	962
Regions Financial Corp.	26	761
SunTrust Banks Inc.	12	871
Wachovia Corp.	17	860
Washington Mutual Inc.	22	762
		8,491
MATERIALS - 26.8%
Dow Chemical Co.	24	1,041
Eastman Chemical Co.	16	1,085
Lubrizol Corp.	19	1,238
Lyondell Chemical Co.	38	1,739
		5,103
UTILITIES - 30.8%
AGL Resources Inc.	24	967
DTE Energy Co. (b)	20	955
Energy East Corp.	39	1,061
Nicor Inc. (b)	21	891
Oneok Inc.	23	1,074
SCANA Corp.	24	913
		5,861

Total Common Stocks (cost $19,698)		19,455

SHORT TERM INVESTMENTS - 9.3%
Securities Lending Collateral - 9.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	1,775	1,775

Total Short Term Investments (cost $1,775)		1,775

Total Investments - 111.5% (cost $21,473)		21,230
Other Assets and Liabilities, Net - (11.5%)		(2,196)
Total Net Assets - 100%		$19,034

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 7.9%
American Eagle Outfitters Inc.	2	$45
EchoStar Communications Corp. (c)	3	154

InterActiveCorp (c)	2	67
Liberty Global Inc. - Class A (c)	3	119
		385
INDUSTRIALS - 3.5%
Paccar Inc.	2	168

INFORMATION TECHNOLOGY - 85.1%
CDW Corp. (c)	1	53
Check Point Software Technologies Ltd. (c)	2	50
Cisco Systems Inc. (c)	36	1,188
Infosys Technologies Ltd. - ADR	4	204
Lam Research Corp. (c)	1	58
Microsoft Corp.	33	982
Nvidia Corp. (c)	4	157
Oracle Corp. (c)	45	966
Research In Motion Ltd. (c)	5	464
		4,122
TELECOMMUNICATION SERVICES - 1.3%
Millicom International Cellular SA (b) (c)	1	61

Total Common Stocks (cost $4,032)		4,736

SHORT TERM INVESTMENTS - 2.7%
Mutual Funds - 1.4%
JNL Money Market Fund, 5.07% (a) (d)	67	67

Securities Lending Collateral - 1.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	61	61

Total Short Term Investments (cost $128)		128

Total Investments - 100.5% (cost $4,160)		4,864
Other Assets and Liabilities, Net - (0.5%)		(23)
Total Net Assets - 100%		$4,841

JNL/Mellon Capital Management S&P® 24 Fund (NY)
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 10.4%
DirecTV Group Inc. (c)	4	$94
Lennar Corp.	-	9
Nike Inc. - Class B	1	69
		172
CONSUMER STAPLES - 11.5%
Coca-Cola Co.	3	173
Estee Lauder Cos. Inc.	-	7
UST Inc. (b)	-	10
		190
ENERGY - 11.4%
Exxon Mobil Corp.	2	175

Marathon Oil Corp.	-	13
Sunoco Inc.	-	3
		191
FINANCIALS - 20.4%
American Express Co.	4	261
Moody's Corp.	1	52
Safeco Corp.	-	26
		339
HEALTH CARE - 11.2%
Pfizer Inc.	7	162
Waters Corp. (c)	-	6
Zimmer Holdings Inc. (c)	-	18
		186
INDUSTRIALS - 12.5%
Emerson Electric Co.	2	133
Rockwell Automation Inc.	1	36
Rockwell Collins Inc.	1	38
		207
INFORMATION TECHNOLOGY - 16.0%
Agilent Technologies Inc. (c)	-	9
Google Inc. - Class A (c)	-	78
Microsoft Corp.	6	179
		266
UTILITIES - 3.8%
Entergy Corp.	-	23
FirstEnergy Corp.	-	21
PPL Corp.	-	19
		63

Total Common Stocks (cost $1,526)		1,614

SHORT TERM INVESTMENTS - 1.0%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.07% (a) (d)	7	7

Securities Lending Collateral - 0.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	10	10

Total Short Term Investments (cost $17)		17

Total Investments - 98.2% (cost $1,543)		1,631
Other Assets and Liabilities, Net - 1.8%		30
Total Net Assets - 100%		$1,661

JNL/Mellon Capital Management Value Line® 25 Fund (NY)
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.0%
American Eagle Outfitters Inc.	41	$1,075
Big Lots Inc. (c)	23	687

DirecTV Group Inc. (c)	235	5,700
Guess? Inc.	18	864
Phillips-Van Heusen	11	563
Priceline.com Inc. (b) (c)	12	1,052
Tempur-Pedic International Inc.	26	916
		10,857
CONSUMER STAPLES - 0.8%
NBTY Inc. (c)	14	551

ENERGY - 1.3%
Core Laboratories NV (b) (c)	7	863

HEALTH CARE - 1.9%
Illumina Inc. (b) (c)	14	710
Immucor Inc. (c)	17	618
		1,328
INDUSTRIALS - 3.1%
Continental Airlines Inc. - Class B (c)	17	575
Manitowoc Co. Inc.	24	1,044
TeleTech Holdings Inc. (c)	22	518
		2,137
INFORMATION TECHNOLOGY - 46.6%
Akamai Technologies Inc. (b) (c)	30	860
Cisco Systems Inc. (c)	473	15,658
Nvidia Corp. (c)	106	3,844
Research In Motion Ltd. (c)	107	10,519
Varian Semiconductor Equipment Associates Inc. (c)	17	929
		31,810
MATERIALS - 15.4%
Albemarle Corp.	18	810
Allegheny Technologies Inc.	19	2,129
OM Group Inc. (c)	12	634
Potash Corp.	61	6,399
Rock-Tenn Co. - Class A	18	531
		10,503
TELECOMMUNICATION SERVICES - 14.7%
BT Group Plc - ADR	160	10,029

Total Common Stocks (cost $57,161)		68,078

SHORT TERM INVESTMENTS - 5.4%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.07% (a) (d)	388	388

Securities Lending Collateral - 4.8%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (d)	3,309	3,309

Total Short Term Investments (cost $3,697)		3,697

Total Investments - 105.2% (cost $60,858)		71,775

Other Assets and Liabilities, Net - (5.2%)	(3,577)
Total Net Assets - 100%	$68,198

The accompanying notes are an integral part of these Financial Statements.

Notes to the Schedules of Investments:
(a) Investment in affiliate.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2007.

Abbreviations:
"-" Amount rounds to less than one thousand.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange
("NYSE") is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date.
Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing services as of the close of business on the local exchange.
Futures contracts are valued based upon their quoted daily settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation.
Forward currency contracts are marked-to-market daily based on the forward currency exchange rates determined as of the close of the NYSE.

Pursuant to procedures adopted by the Trust's Board of Managers ("Board"), the Funds may utilize international Fair Value Pricing ("FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S.
securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be "fair valued" pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the
Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). In
the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in approved investment.

Investments in affiliates - During the period ended September 30, 2007, certain Funds invested in the JNL Money Market Fund for temporary purposes, which is advised by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral
Fund, which may be considered affiliated with the Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

ITEM 2. Controls and Procedures

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 20, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.